Consolidated Statements of Stockholder's Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Stockholder's Equity
Unrealized gain (loss) on investments, tax	$ (30,215)	$ (28,622)	$ 23,312